Employee Benefit Plans (Fair Value Measured Using Significant Unobservable Inputs (Level 3)) (Details) (Significant Unobservable Inputs (Level 3) [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 4.0	$ 2.8
Purchases, sales, settlements, net	4.0	0.4
Unrealized gains	(0.1)	0.8
Ending Balance	7.9	4.0
Corporate bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	3.4	2.7
Purchases, sales, settlements, net	(3.4)	(0.1)
Unrealized gains	0	0.8
Ending Balance	0	3.4
Mortgage and other asset backed securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0.5	0
Purchases, sales, settlements, net	(0.5)	0.5
Unrealized gains	0	0
Ending Balance	0	0.5
U.S. government securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0.1	0.1
Purchases, sales, settlements, net	0	0
Unrealized gains	0	0
Ending Balance	0.1	0.1
Other securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Purchases, sales, settlements, net	7.9
Unrealized gains	(0.1)
Ending Balance	$ 7.8